Share-based payment arrangements - RSU activity (Details) - 2018 Long Term Incentive Plan - RSU - shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Number of RSUs
Outstanding at January 1	2,876,413	2,452,338
Forfeited during the year	(899,951)	(474,662)
Released during the year	(1,511,438)	(1,224,466)
Granted during the year	3,827,631	2,123,203
Outstanding at December 31	4,292,655	2,876,413